Debt - Long-term Debt Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Notes Payable, Current	$ 46,560	$ 75,276
Long -term debt excluding current maturities - Bank loans	514,656	663,423
Short-term Debt	46,560	75,276
Current
Short-term Debt	46,560	75,276
Unamortized deferred financing costs- Non Current	(6,075)	(9,164)
Long-term Debt, Current Maturities	45,903	74,115
Bank loans, net	508,581	654,259
Debt Non-current
Bank loans and senior notes, gross- Non-Current	514,656	663,423
Unamortized deferred financing cost - Current	(657)	(1,161)
Total Long-term debt
Debt, Long-term and Short-term, Combined Amount	561,216	738,699
Unamortized deferred financing costs	(6,732)	(10,325)
Total bank loans and senior notes, net	554,484	728,374
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	561,216	738,699
$60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	23,746	26,573
$34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	30,536	31,571
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	8,617
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	8,813
$85.5 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	21,974	46,499
$38.7 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	10,200
$12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	11,475
$30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	24,881	27,198
$184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	49,641	130,145
$90.0 Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	22,340	82,100
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	18,960	20,384
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	102,282	113,006
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	39,375	40,027
AVIC [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	101,957	111,450
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	16,109	17,303
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	16,259	17,396
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	17,763	19,059
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	15,614	16,883
$67.3 Million Lease Financing | Finance Leases Portfolio Segment [Member] | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 59,779	$ 0